BNY MELLON INVESTMENT FUNDS I

BNY Mellon Diversified Emerging Markets Fund

BNY Mellon International Equity Fund

BNY Mellon Small Cap Growth Fund

BNY Mellon Small Cap Value Fund

BNY Mellon Small/Mid Cap Growth Fund

BNY Mellon Tax Sensitive Total Return Bond Fund

BNY MELLON OPPORTUNITY FUNDS

BNY Mellon Natural Resources Fund

BNY MELLON STOCK FUNDS

BNY Mellon International Core Equity Fund

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).